Other Non Current Liabilities - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about service concession arrangements [line items]
Other non-current liabilities	€ 52,155	€ 62,720
Other non-current liabilities, deferred income	11,842
BARDA
Disclosure of detailed information about service concession arrangements [line items]
Advance payment, other non-current liabilities	36,339	44,212
City of Fishers
Disclosure of detailed information about service concession arrangements [line items]
Advance payment, other non-current liabilities	1,929	€ 2,322
Danish Holiday Act
Disclosure of detailed information about service concession arrangements [line items]
Other non-current liabilities related to holiday pay	€ 1,829